Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property and Equipment, Net [Abstract]
Depreciation	$ 82,432	$ 124,031	$ 176,243